Fair Value Measurements (Tables)	12 Months Ended
Apr. 29, 2011
Fair Value Measurements Tables [Abstract]
Schedule of Fair Value Assets Measured On Recurring Basis
		Fair Value Measurements
	Fair Value at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$1,961	$-	$1,944	$17
Auction rate securities	133	-	-	133
Mortgage-backed securities	785	-	750	35
U.S. government and agency securities	2,756	1,453	1,303	-
Foreign government and agency securities	131	-	131	-
Certificates of deposit	119	-	119	-
Other asset-backed securities	349	-	343	6
Marketable equity securities	237	237	-	-
Exchange-traded funds	39	39	-	-
Derivative assets	130	21	109	-
Total assets	$6,640	$1,750	$4,699	$191

Liabilities:
Derivative liabilities	$303	$303	$-	$-
Total liabilities	$303	$303	$-	$-

		Fair Value Measurements
	Fair Value at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$2,134	$-	$2,118	$16
Auction rate securities	142	-	-	142
Mortgage-backed securities	717	-	678	39
U.S. government and agency securities	2,753	782	1,971	-
Foreign government and agency securities	119	-	119	-
Certificates of deposit	256	-	256	-
Other asset-backed securities	313	-	297	16
Marketable equity securities	1	1	-	-
Exchange-traded funds	30	30	-	-
Derivative assets	296	265	31	-
Total assets	$6,761	$1,078	$5,470	$213

Liabilities:
Derivative liabilities	$47	$47	$-	$-
Total liabilities	$47	$47	$-	$-

Schedule of Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation
	Fiscal Year
(in millions)	2011	2010
Beginning Balance	$213	$205
Total realized losses and other-than-temporary impairment losses included in earnings	(6)	(9)
Total unrealized gains included in other comprehensive income	27	58
Net purchases, issuances, and settlements	(43)	(41)
Ending Balance	$191	$213